Revenue From Contracts With Customers - Summary of the Group's Accounts Receivable and Contract Liabilities from Contracts with Customers (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Groups Accounts Receivable And Contract Liabilities From Contracts With Customers [Line Items]
Accounts receivable (included in the total accounts receivable in note 17)	₽ 1,550	₽ 787
Contract liabilities (note 23)	₽ (5,231)	₽ (1,402)